Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement Inputs and Valuation Techniques	The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis. All amounts exclude all assets and liabilities of the Teekay Gas Business (see Note 23).

		December 31, 2022		December 31, 2021
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash, cash equivalents and restricted cash	Level 1	316,706	316,706	114,339	114,339
Short-term investments	Level 1	210,000	210,000	—	—
Derivative instruments (note 15)
Interest rate swap agreements – assets	Level 2	3,709	3,709	550	550
Foreign currency contracts	Level 2	—	—	(58)	(58)
Freight forward agreements	Level 2	—	—	(4)	(4)
Non-recurring
Assets held for sale (note 18)	Level 2			40,854	40,854
Investment in equity-accounted investment (note 22)	Level 2			9,174	9,174
Other
Advances to equity-accounted joint venture – long-term	Level 2	6,780	(1)	3,780	(1)
Short-term debt (note 7)	Level 2	—	—	(25,000)	(25,000)
Long-term debt, including current portion – public (note 8)	Level 1	—	—	(239,807)	(240,963)
Long-term debt, including current portion – non-public (note 8)	Level 2	(21,184)	(21,078)	(431,673)	(436,892)
Obligations related to finance leases, including current portion (note 10)	Level 2	(532,760)	(533,977)	(294,481)	(306,386)
(1)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. As at December 31, 2022, the fair values of the individual components of such aggregate interests were not determinable. As at December 31, 2021, the Company's investment in its equity-accounted joint venture was written-down to its estimated fair value. At such time, the fair value of the Company's advance to its equity-accounted joint venture was estimated to approximate its carrying value